Fair Value (Carrying Amounts and Fair Values of Certain Financial Instruments, Excluding Financial Instruments Carried at Fair Value on a Recurring Basis and Those outside Scope of ASC 825) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2021	Mar. 31, 2020
Financial liabilities:
Long-term debt		¥ 2,703,021	¥ 2,537,082
Carrying amount
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		63,910,000	63,755,000
Investments		887,000	862,000
Loans, net of allowance for loan losses	[1]	87,708,000	86,914,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		53,278,000	51,954,000
Interest-bearing deposits		118,860,000	114,653,000
Due to trust accounts		381,000	250,000
Other short-term borrowings		9,086,000	4,914,000
Long-term debt		9,034,000	7,821,000
Estimated fair value
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		63,910,000	63,755,000
Investments		904,000	875,000
Loans, net of allowance for loan losses	[1]	88,845,000	88,124,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		53,278,000	51,954,000
Interest-bearing deposits		118,849,000	114,659,000
Due to trust accounts		381,000	250,000
Other short-term borrowings		9,086,000	4,914,000
Long-term debt		9,219,000	7,708,000
Estimated fair value | Level 1
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		47,441,000	1,318,000
Investments		490,000	493,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions			29,812,000
Interest-bearing deposits			58,935,000
Estimated fair value | Level 2
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		16,469,000	62,437,000
Investments		414,000	382,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		53,278,000	22,142,000
Interest-bearing deposits		118,849,000	55,724,000
Due to trust accounts		381,000	250,000
Other short-term borrowings		9,086,000	4,914,000
Long-term debt		7,847,000	6,813,000
Estimated fair value | Level 3
Financial assets:
Loans, net of allowance for loan losses	[1]	88,845,000	88,124,000
Financial liabilities:
Long-term debt		¥ 1,372,000	¥ 895,000

[1]	Loans, net of allowance include items measured at fair value on a nonrecurring basis.